Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended			31 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for First PEO	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to First PEO	Compensation Actually Paid to Second PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)
							Total Stockholder Return	Peer Group Total Stockholder Return
2022	202,028	122,651,735	(13,866,816)	153,878,150	411,737	(11,364,015)	99.51	101.37	(96,047)
2021	199,100	—	(32,587,745)	—	11,394,930	(25,236,449)	148.98	178.15	316,438
2020	199,100	—	81,738,645	—	4,047,470	49,261,185	270.08	178.79	(128,323)

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table (SCT) above for the covered fiscal year. For the years reported in the table, Benjamin Silberman was our PEO from January 2020 to July 2022, and Bill Ready was our PEO from July 2022 to December 2022.The non-principal executive officer (PEO) named executive officers (NEOs) represent the following individuals for each of the fiscal years shown:

Year	Non- PEO NEOs
2022	Todd Morgenfeld, Christine Flores, Naveen Gavini, Wanji Walcott

2021	Evan Sharp, Todd Morgenfeld, Christine Flores, Naveen Gavini

2020	Evan Sharp, Todd Morgenfeld, Christine Flores, Françoise Brougher

Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to First PEO
2022	202,028	—	(14,068,844)	(13,866,816)
2021	199,100	—	(32,786,845)	(32,587,745)
2020	199,100	—	81,539,545	81,738,645

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to Second PEO
2022	122,651,735	122,348,083	153,574,498	153,878,150
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

First PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	—	(8,449,012)	—	(5,619,832)	—	—	(14,068,844)
2021	—	(34,475,010)	—	1,688,165	—	—	(32,786,845)
2020	—	77,191,365	—	4,348,180	—	—	81,539,545

Second PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	144,492,263	—	9,082,235	—	—	—	153,574,498

Average Non-PEO NEOs
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	—	(3,738,316)	—	(3,757,769)	(4,279,667)	—	(11,775,752)
2021	—	(24,500,725)	—	(1,061,940)	—	—	(25,562,665)
2020	15,418,903	36,700,249	691,287	3,467,016	(7,300,668)	—	48,976,787

Non-PEO NEO Average Total Compensation Amount		$ 411,737	$ 11,394,930	$ 4,047,470
Non-PEO NEO Average Compensation Actually Paid Amount		$ (11,364,015)	(25,236,449)	49,261,185
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	411,737	—	(11,775,752)	(11,364,015)
2021	11,394,930	11,068,714	(25,562,665)	(25,236,449)
2020	4,047,470	3,763,072	48,976,787	49,261,185
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

First PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	—	(8,449,012)	—	(5,619,832)	—	—	(14,068,844)
2021	—	(34,475,010)	—	1,688,165	—	—	(32,786,845)
2020	—	77,191,365	—	4,348,180	—	—	81,539,545

Second PEO
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	144,492,263	—	9,082,235	—	—	—	153,574,498

Average Non-PEO NEOs
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	—	(3,738,316)	—	(3,757,769)	(4,279,667)	—	(11,775,752)
2021	—	(24,500,725)	—	(1,061,940)	—	—	(25,562,665)
2020	15,418,903	36,700,249	691,287	3,467,016	(7,300,668)	—	48,976,787

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP versus TSR
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]	CAP versus Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	TSR: Company versus Peer Group
Description of Relationship Between Company TSR and Peer Group Total Shareholder Return (“TSR”)
The following chart shows a comparison of the cumulative TSR, the Standard & Poor's 500 Stock Index (S&P 500 Index) and the Dow Jones Internet Composite Index (DJINET Composite Index). The graph uses the closing market price on April 18, 2019 of $24.40 per share as the initial value of our common stock.

Total Shareholder Return Amount		$ 99.51	148.98	270.08
Peer Group Total Shareholder Return Amount		101.37	178.15	178.79
Net Income (Loss)		$ (96,047,000)	316,438,000	(128,323,000)
PEO Name	Bill Ready				Benjamin Silberman
Additional 402(v) Disclosure [Text Block]		The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year.
Benjamin Silberman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 202,028	199,100	199,100
PEO Actually Paid Compensation Amount		(13,866,816)	(32,587,745)	81,738,645
Bill Ready [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		122,651,735	0	0
PEO Actually Paid Compensation Amount		153,878,150	0	0
PEO [Member] | Benjamin Silberman [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Benjamin Silberman [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(14,068,844)	(32,786,845)	81,539,545
PEO [Member] | Benjamin Silberman [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO [Member] | Benjamin Silberman [Member] | Equity Awards Outstanding Year over Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(8,449,012)	(34,475,010)	77,191,365
PEO [Member] | Benjamin Silberman [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO [Member] | Benjamin Silberman [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(5,619,832)	1,688,165	4,348,180
PEO [Member] | Benjamin Silberman [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO [Member] | Benjamin Silberman [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO [Member] | Bill Ready [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		122,348,083
PEO [Member] | Bill Ready [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		153,574,498
PEO [Member] | Bill Ready [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		144,492,263
PEO [Member] | Bill Ready [Member] | Equity Awards Outstanding Year over Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0
PEO [Member] | Bill Ready [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		9,082,235
PEO [Member] | Bill Ready [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0
PEO [Member] | Bill Ready [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0
PEO [Member] | Bill Ready [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	11,068,714	3,763,072
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,775,752)	(25,562,665)	48,976,787
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	15,418,903
Non-PEO NEO [Member] | Equity Awards Outstanding Year over Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(3,738,316)	(24,500,725)	36,700,249
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	691,287
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(3,757,769)	(1,061,940)	3,467,016
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(4,279,667)	0	(7,300,668)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		$ 0	$ 0	$ 0